Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Convertible preferred stock par or stated value per share	$ 0.0001	$ 0.0001
Convertible preferred stock shares authorized	0	7,404,919
Convertible preferred stock shares issued	0	6,840,620
Convertible preferred stock shares outstanding	0	6,840,620
Convertible preferred stock liquidation preference value		$ 195,823
Preferred stock, par value	$ 0.0001
Preferred stock, authorized	10,000,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Common stock, authorized	210,000,000
Class A Common Stock [Member]
Common stock, Par value	$ 0.0001	$ 0.0001
Common stock, authorized	200,000,000	943,840
Common stock, issued	12,660,590	313,747
Common stock, outstanding	12,660,590	313,747
Class B Common Stock [Member]
Common stock, Par value	$ 0.0001	$ 0.0001
Common stock, authorized	10,000,000	226,285
Common stock, issued	686,527	0
Common stock, outstanding	686,527	0